Suspended Wells	12 Months Ended
Dec. 31, 2019
Suspended Wells [Abstract]
Suspended Wells
Note 8—Suspended Wells and Other Exploration Expenses
The following table reflects the net changes in suspended

exploratory well costs during 2019, 2018 and 2017:
Millions of Dollars
2019 2018 2017
Beginning balance at January 1 $ 856 853 1,063
Additions pending the determination of proved reserves 239 140 118
Reclassifications to proved properties (11) (37) (66)
Sales of suspended wells (54) (93) -
Charged to dry hole expense (10) (7) (262)
Ending balance at December 31

$ 1,020 * 856 853
*Includes $ 313

million of assets held for sale in Australia.
The following table provides an aging of suspended

well balances at December 31:
Millions of Dollars
2019 2018 2017
Exploratory well costs capitalized for a period of

one year or less
$ 206 145 67
Exploratory well costs capitalized for a period greater

than one year
814 711 786
Ending balance $ 1,020 * 856 853
Number of projects with exploratory well costs capitalized

for a
period greater than one year 23 24 23
*Includes $ 313

million of assets held for sale in Australia.
The following table provides a further aging of

those exploratory well costs that have been

capitalized for more
than one year since the completion of drilling

as of December 31, 2019:
Millions of Dollars
Suspended Since
Total 2016–2018 2013–2015 2004–2012
Greater Poseidon—Australia
(2)(3)
177 - 157 20
NPRA—Alaska
(1)
149 111 38 -
Barossa/Caldita—Australia
(2)(3)
136 59 - 77
Surmont—Canada
(1)
118 6 55 57
Middle Magdalena Basin—Colombia
(1)
68 - 68 -
Narwhal Trend—Alaska
(1)
52 52 - -
Kamunsu East—Malaysia
(2)
19 - 19 -
NC 98—Libya
(2)
15 - 11
4
WL4-00—Malaysia
(2)
17
17 - -
Other of $10 million or less each
(1)(2)
63 20 26 17
Total $ 814 265 374 175
(1)Additional appraisal wells planned.
(2)Appraisal drilling complete;

costs being incurred

to assess development.
(3)Assets held for sale as of December

31, 2019.
Other Exploration Expenses
In February 2017, we reached a settlement agreement

on our contract for the Athena drilling rig, initially
secured for our four-well commitment program in Angola.

As a result of the cancellation, we recognized a
before-tax charge of $ 43

million net in the first quarter of 2017.

These charges are included in the
“Exploration expenses” line on our consolidated income

statement and in our Other International segment

in
2017.

In 2019, we recorded before-tax dry hole expenses of

$
111

million due to our decision to discontinue
exploration activities in the Central Louisiana

Austin Chalk trend.

These charges are included in our Lower 48
segment and in the “Exploration expenses” line on

our consolidated income statement.

See Note 9—
Impairments for additional information on our decision

to discontinue these exploration activities.